SCHEDULE OF DIVIDEND INCOME (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2018
Accounts Payable	$ 29,669
Notes Payable Related Party	293,819
Zander Therapeutics, Inc. [Member]
Total:	40,000	$ 350,000
Series M Preferred Stock [Member] | Zander Therapeutics, Inc. [Member]
Fair Value of Intellectual Property	300,000
Prepaid Expenses	65,661
Due from Employee	0
Note Receivable	40,000
Accrued Interest Receivable	35,000
Investment Securities	258,255
Convertible Note Receivable	10,000
Accounts Payable	30,563
Total:	400,000
Accrued Expenses Related Parties	162,011
Notes Payable Related Party	0
Accrued Expenses	647,072
Enterprise Value	1,948,562
Less: Total Debt	(1,239,646)
Portion of Enterprise Value Attributable to Shareholders	$ 708,916
Fair value per share	$ 0.0155